LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 3,587,140
Future financial charges on financial leases	(694,458)
Book value financial leases	2,892,682
As of 12/31/2020 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	692,970
From 1/01/2022 to 12/31/2022[Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	629,526
From 01/01/2023 to 12/31/2023 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	629,526
From 1/01/2024 to 12/31/2024 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	629,526
From 1/01/2025 onwards [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 1,005,592